Financial instruments by category (Details 4) - Derivative financial instruments Forwards [Member] - Level 2 [Member]	12 Months Ended
Jun. 30, 2023
Statement [Line Items]
Description	Derivative financial instruments - Swaps and Commodities options contracts
Parameters	Underlying asset price and volatility